Subsequent Events (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Subsequent Events [Abstract]
Net cash used in operating activities	$ 1,976
Settlement of convertible promissory notes	The Company settled convertible promissory notes of $50,000 on July 6, 2022, $150,000 on July 25, 2022, $200,000 on July 29, 2022, $200,000 on August 8, 2022, $200,000 on August 18, 2022, $200,000 on August 26, 2022, and issued 1,974,870, 1,829,950, 2,424,380, 2,880,490, 3,531,490, 4,002,400, Class A ordinary shares of the Company on July 6, 2022, July 25, 2022, July 29, 2022, August 8, 2022, August 18, 2022 and August 26, 2022, respectively.